Expense Example, No Redemption - Pioneer Global Sustainable Value Fund	May 07, 2021 USD ($)
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 72
Expense Example, No Redemption, 3 Years	438
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	777
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	671
Expense Example, No Redemption, 3 Years	$ 1,093